Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenue	€ 746.9	€ 753.1	€ 1,507.0	€ 1,536.8
United Kingdom
Disclosure of geographical areas [line items]
Revenue	196.9	212.3	416.2	437.6
Italy
Disclosure of geographical areas [line items]
Revenue	78.3	78.5	188.2	189.1
Germany
Disclosure of geographical areas [line items]
Revenue	84.3	79.2	190.3	191.8
France
Disclosure of geographical areas [line items]
Revenue	50.3	51.1	102.4	105.0
Croatia
Disclosure of geographical areas [line items]
Revenue	47.7	43.1	67.5	63.9
Sweden
Disclosure of geographical areas [line items]
Revenue	33.9	31.5	69.4	67.3
Austria
Disclosure of geographical areas [line items]
Revenue	28.7	27.4	65.7	65.9
Serbia
Disclosure of geographical areas [line items]
Revenue	51.3	50.7	72.6	69.7
Norway
Disclosure of geographical areas [line items]
Revenue	27.7	28.5	58.3	59.3
Spain
Disclosure of geographical areas [line items]
Revenue	20.0	20.2	40.3	42.5
Switzerland
Disclosure of geographical areas [line items]
Revenue	17.4	17.8	36.5	39.4
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 110.4	€ 112.8	€ 199.6	€ 205.3